Ave Maria | Ave Maria Rising Dividend Fund
AVE MARIA RISING DIVIDEND FUND
WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?
The investment objectives of the Ave Maria Rising Dividend Fund are to seek to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
WHAT ARE THE FUND'S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria Ave Maria Rising Dividend Fund Ave Maria Rising Dividend Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Ave Maria Rising Dividend Fund Ave Maria Rising Dividend Fund Shares
Management Fees	0.75%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.94%	[1]
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Ave Maria | Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund Shares | USD ($)	96	300	520	1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, the Ave Maria Rising Dividend Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in the common stocks of dividend-paying companies that are expected to increase their dividends over time and to provide long-term growth of capital. Under normal circumstances, all of the Fund's equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund's net assets will be invested in companies meeting the Fund's religious criteria (as discussed below). The Fund may invest in companies of all sizes. At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts (stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies). The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. Illiquid securities are investments that can not reasonably be expected to be sold or disposed of in current market conditions, within seven calendar days, without significantly impacting the market value of the investment.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company's financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the Fund's volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser looks for stocks with sustainable, above-average growth in earnings and dividends, and the Adviser attempts to buy them when they are temporarily out-of-favor or undervalued by the market.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund's investment objectives and standards. In selecting investments for the Fund, the Adviser favors companies with one or more of the following attributes:

●	either a track record of, or the potential for, above-average earnings and dividend growth;

●	a competitive dividend yield;

●	a sound balance sheet and solid cash flow to support future dividend increases;

●	a sustainable competitive advantage and leading market position; and

●	reasonable valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing the Fund's investment objectives, the Adviser has the discretion to purchase securities in special situations when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board's members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Stocks are sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company's value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA RISING DIVIDEND FUND?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund's investment and religious criteria, and as such, the Fund's return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2018, the Fund had approximately 26% of its net assets invested in stocks within the industrials sector. Companies in the industrials sector may be impacted by factors such as general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, commodity prices, labor relations and government regulation.

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund's portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund's method of security selection may not be successful and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected for the Fund will provide increasing dividend income or earnings growth. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund's ability to generate income. The investment style utilized for the Fund could fall out of favor with investors, which may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend paying stocks.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. In many instances, the securities of small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2018 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website (www.avemariafunds.com) or by calling 1-888-726-9331.

The Fund's 2019 year-to-date total return through March 31, 2019 is 13.32%.

During the periods shown in the bar chart, the highest return for a quarter was 15.51% during the quarter ended September 30, 2009 and the lowest return for a quarter was -15.35% during the quarter ended September 30, 2011.

Average Annual Total Returns for Periods Ended December 31, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria - Ave Maria Rising Dividend Fund	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund Shares	(4.80%)	5.70%	12.01%
Ave Maria Rising Dividend Fund Shares | After Taxes on Distributions	(7.04%)	3.82%	10.73%
Ave Maria Rising Dividend Fund Shares | After Taxes on Distributions and Sales	(1.25%)	4.31%	9.93%
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%